Deposits and obligations - Summary of time deposits classified by maturity (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	S/ 13,534,993	S/ 13,053,033
Up to 1 month [member]
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	6,983,091	4,698,615
From 1 to 3 months [member]
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	2,208,207	2,171,194
From 3 months to 1 year [member]
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	3,531,496	5,235,906
From 1 to 5 years [member]
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	539,586	812,719
Over 5 years [member]
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	S/ 272,613	S/ 134,599